CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	$ 889,714	$ 1,064,198
Net income	2,679,387	1,927,195
Foreign currency translation adjustment	535,001	603,745
Comprehensive income	3,214,388	2,530,940
Parent company | Reportable legal entity
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	(20,767)
Equity in earnings of subsidiaries and VIEs	2,700,154	1,927,195
Net income	2,679,387	1,927,195
Foreign currency translation adjustment	535,001	603,745
Comprehensive income	$ 3,214,388	$ 2,530,940